Label	Element	Value
PACE Alternative Strategies Investments | Class P Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE® Alternative Strategies Investments
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 72 of the Multi-Class Prospectus, on page 75 of the Class P Prospectus and beginning on page 72 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

• A "diversified macro strategy" that seeks to generate absolute returns in all market conditions over rolling five-year periods, with low sensitivity to stocks and bonds by investing globally across equities, bonds, currency and commodities.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 76 of the Multi-Class Prospectus, on page 79 of the Class P Prospectus and on page 76 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Fulcrum Asset Management LLP ("FAM") assumed day-to-day management of a separate portion of the fund's assets on July 16, 2024.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.